Volkswagen Auto Loan Enhanced Trust 2008-1	Exhibit 99.1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 10-1-2011	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		10/18/2011
2	Payment Date		10/20/2011
3	Collection Period	8/28/2011	10/1/2011	35
4	Monthly Interest Period - Actual/360	9/20/2011	10/19/2011	30
5	Monthly Interest - 30/360			30

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor

6	Class A-1 Notes	245,000,000.00	—	—	—	—
7	Class A-2-A Notes	305,000,000.00	—	—	—	—
8	Class A-3-A Notes	255,000,000.00	—	—	—	—
9	Class A-4-B Notes	214,450,000.00	125,531,109.67	12,944,191.73	112,586,917.94	0.5250031

10	Total Securities	$1,019,450,000.00	$125,531,109.67	$12,944,191.73	$112,586,917.94

11	Overcollateralization	23,481,371.55	23,481,371.55		23,481,371.55

12	Adjusted Pool Balance	1,042,931,371.55	149,012,481.22	12,944,191.73	136,068,289.49

13	YSOC	$62,585,327.65	$6,745,482.35		$6,167,693.82

14	Net Pool Balance	$1,105,516,699.20	$155,757,963.57	$12,944,191.73	$142,235,983.31

		Coupon Rate	Principal & Interest Payment Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount

15	Class A-1 Notes	2.8400%	—	—	—	—
16	Class A-2-A Notes	3.7100%	—	—	—	—
17	Class A-3-A Notes	4.5000%	—	—	—	—
18	Class A-4-B Notes	1.9305%	201,948.17	0.9417028	13,146,139.90	61.3016549

	Total Securities		201,948.17		13,146,139.90

C.	COLLECTIONS AND AVAILABLE FUNDS
19	Scheduled Principal Payments Received	8,612,355.34
20	Scheduled Interest Payments Received	899,525.46
21	Prepayments of Principal Received	76,516.17
22	Liquidation Proceeds	4,342,889.38
23	Recoveries Received	383,287.58
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections	14,314,573.93

26	Repurchased Receivables	—
27	Net Swap Receipt Class A-4 Notes	—
28	Swap Replacements Proceeds
29	Reserve Account Excess Amount (Item 93)	3,003.40

30	Total Available Funds, prior to Servicer Advances	14,317,577.33

31	Servicer Advance (Item 76)	—

32	Total Available Funds + Servicer Advance	14,317,577.33

33	Reserve Account Draw Amount (Item 79)	—

34	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	14,317,577.33

D.	DISTRIBUTIONS
	Distribution Summary:
35	Prior Advance Reimbursement (Item 82)	—
36	Servicing Fees (Item 46)	129,798.30
37	Net Swap Payment Class A-4 Notes	340,346.22
38	Senior Swap Termination Payment (paid pro rata with Class A Noteholder Interest payment)	—
39	Class A Noteholder Interest (Item 55 - paid pro rata with Senior Swap Termination Payment)	201,948.17
40	Principal Distribution Amount (Item 80)	12,944,191.73
41	Amount Paid to Reserve Account to Reach Specified Balance	—
42	Subordinated Swap Termination Payments	—
43	Other Amounts Paid to Trustees	—
44	Certificateholders Principal Distribution Amount	—

45	Remaining Funds to Seller	701,292.90

	Distribution Detail:	Due	Shortfall	Paid

46	Servicing Fees	129,798.30	—	129,798.30

	Pro rata:
47	Class A-1 Interest	—	—	—
48	Class A-2 Interest	—	—	—
49	Class A-3 Interest	—	—	—
50	Class A-4 Interest	201,948.17	—	201,948.17
51	Class A-1 Interest Carryover Shortfall	—	—	—
52	Class A-2 Interest Carryover Shortfall	—	—	—
53	Class A-3 Interest Carryover Shortfall	—	—	—
54	Class A-4 Interest Carryover Shortfall	—	—	—

55	Class A Noteholder Interest	201,948.17	—	201,948.17

E.	CALCULATIONS
	Calculation of Principal Distribution Amount:
56	Beginning Adjusted Pool Balance			149,012,481.22
57	Beginning Net Pool Balance		155,757,963.57
58	Receipts of Scheduled Principal		(8,612,355.34)
59	Receipts of Prepaid Principal		(76,516.17)
60	Liquidation Proceeds		(4,342,889.38)
61	Other Collections of Principal		—
62	Principal Amount of Repurchases		—
63	Principal Amount of Defaulted Receivables		(490,219.37)

64	Ending Net Pool Balance		142,235,983.31
65	Yield Supplement Overcollateralization Amount		6,167,693.82

66	Adjusted Pool Balance		136,068,289.49
67	Less: Adjusted Pool Balance - End of Collection Period			136,068,289.49

68	Calculated Principal Distribution Amount			12,944,191.73

	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 30)			14,317,577.33
70	Less: Prior Advance Reimbursement (Item 35)			—
71	Less: Servicing Fees Paid (Item 36)			129,798.30
72	Less: Interest Paid to Noteholders and Swap Counterparties (Items 37, 38 and 39)			542,294.39
73	Less: Calculated Principal Distribution (Item 68)			12,944,191.73

74	Equals: Remaining Available Funds before Servicer Advance			701,292.90
75	Monthly Loan Payments Due on Included Units but not received (N/A if Item 74 > 0)			N/A

76	Servicer Advance (If Item 74 < 0, lesser of Item 74 and Item 75, else 0)			—

	Calculation of Reserve Account Draw Amount:
77	Remaining Available Funds, before Reserve Account Draw (Item 74 plus Item 76)			701,292.90
78	Available Funds Shortfall Amount (If Item 77 < 0, Item 77, else 0)			—

79	Reserve Account Draw Amount (If Item 78 is > 0, Lesser of Reserve Acct Balance and Item 78)			—

80	Principal Distribution Amount (Item 68 - Available Funds Shortfall + Reserve Account Draw Amt)			12,944,191.73

	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance			—
82	Less: Prior Advance Reimbursement			—
83	Plus: Additional Servicer Advances for Current Period			—

84	Ending Balance of Servicer Advance			—

F.	RESERVE ACCOUNT
	Reserve Account Balances:
85	Specified Reserve Account Balance (Amended 3-16-09)			55,214,656.86
86	Original Specified Reserve			5,214,656.86
87	Initial Reserve Account Balance			1,042,931.37
88	Beginning Reserve Account Balance			55,214,656.86
89	Plus: Net Investment Income for the Collection Period			3,003.40

90	Subtotal: Reserve Fund Available for Distribution			55,217,660.26
91	Plus: Deposit of Excess Available Funds (Item 41)			—
92	Plus: Deposit of Voluntary Capital Contribution			—
93	Less: Reserve Account Draw Amount (Item 79)			—

94	Subtotal Reserve Account Balance			55,217,660.26
95	Less: Reserve Account Excess Amount to Available Funds (If Item 92 > Item 85)			3,003.40

96	Equals: Ending Reserve Account Balance			55,214,656.86

97	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G.	POOL STATISTICS
	Collateral Pool Balance Data:		Initial	Current

98	Net Pool Balance		1,105,516,699.20	142,235,983.31
99	Number of Current Contracts		69,699	20,542
100	Weighted Average Loan Rate		5.54%	6.03%
101	Average Remaining Term		55.0	21.6
102	Average Original Term		60.3	66.8
103	Monthly Prepayment Rate			1.32%

	Net Credit Loss and Repossession Activity:		Units	Outstanding Principal Balance

104	Aggregate Outstanding Principal Balance of Charged Off Receivables		44	490,219.37
105	Liquidation Proceeds on Related Vehicles			—
106	Recoveries Received on Receivables Previously Charged Off			383,287.58

107	Net Principal Losses for Current Collection Period		44	106,931.79

108	Beginning Net Principal Losses		2,767	26,259,973.01
109	Net Principal Losses for Current Collection Period		44	106,931.79

110	Cumulative Net Principal Losses		2,811	26,366,904.80

111	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,105,516,699.20)			2.39%

	Delinquencies Aging Profile - End of Period:	Percentage	Units	Outstanding Principal Balance

112	Current	96.91%	20,059	137,836,247.61
113	31 - 60 Days Delinquent	2.54%	401	3,611,832.30
114	61 - 90 Days Delinquent	0.55%	82	787,903.40

115	Total	100.00%	20,542	142,235,983.31

	Summary of Swap Payments and Receipts
	Receipts:
116	Net Swap Receipt Class A-4 Notes			—
117	Swap Replacements Proceeds			—

118	Total Receipts			—

	Payments:
119	Net Swap Payment Class A-4 Notes			340,346.22
120	Senior Swap Termination Payment			—
121	Subordinated Swap Termination Payments			—

122	Swap Termination Payment			—

	Summary of Material Modifications, Extensions or Waivers
	None in the current month

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants
	None in the current month

	Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
	None in the current month